DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of derivative financial instruments [Abstract]
Schedule of Derivative Instruments
The fair values and notional amounts of derivative instruments are set out in the following table:

	2021			2020
	Contract/ notional amount	Fair value assets	Fair value liabilities	Contract/ notional amount	Fair value assets	Fair value liabilities
The Group	£m	£m	£m	£m	£m	£m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	12,243	144	156	15,055	360	124
Currency swaps	155,190	693	595	147,303	1,314	1,650
Options purchased	5	—	—	12	—	—
Options written	5	—	—	12	—	—
	167,443	837	751	162,382	1,674	1,774
Interest rate contracts:
Interest rate swaps	931,834	4,525	3,300	1,312,974	5,872	5,421
Forward rate agreements	21	—	—	81,305	—	3
Options purchased	2,128	19	—	3,745	55	—
Options written	1,229	—	10	3,064	—	62
	935,212	4,544	3,310	1,401,088	5,927	5,486
Credit derivatives	4,390	64	101	5,362	65	120
Equity and other contracts	44	11	166	50	1	258
Total derivative assets/liabilities - trading and other	1,107,089	5,456	4,328	1,568,882	7,667	7,638
Hedging
Derivatives designated as fair value hedges:
Interest rate and other swaps	147,724	41	307	185,958	336	255
Currency swaps	34	7	—	36	11	—
	147,758	48	307	185,994	347	255
Derivatives designated as cash flow hedges:
Interest rate swaps	97,942	—	—	316,776	290	262
Currency swaps	571	7	8	4,030	37	73
	98,513	7	8	320,806	327	335
Total derivative assets/liabilities - hedging	246,271	55	315	506,800	674	590
Total recognised derivative assets/liabilities	1,353,360	5,511	4,643	2,075,682	8,341	8,228

	2021			2020
	Contract/ notional amount	Fair value assets	Fair value liabilities	Contract/ notional amount	Fair value assets	Fair value liabilities
The Bank	£m	£m	£m	£m	£m	£m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	12,235	143	158	14,117	268	83
Currency swaps	158,448	965	625	168,605	1,683	1,960
Options purchased	5	—	—	12	—	—
Options written	5	—	—	11	—	—
	170,693	1,108	783	182,745	1,951	2,043
Interest rate contracts:
Interest rate swaps	1,160,782	5,710	4,897	1,762,919	10,287	8,562
Forward rate agreements	21	—	—	84,245	—	4
Options purchased	2,138	20	—	3,824	56	—
Options written	1,220	—	10	3,025	—	75
	1,164,161	5,730	4,907	1,854,013	10,343	8,641
Credit derivatives	4,439	23	102	5,407	59	99
Equity and other contracts	—	—	—	3	—	—
Total derivative assets/liabilities - trading and other	1,339,293	6,861	5,792	2,042,168	12,353	10,783
Hedging
Derivatives designated as fair value hedges:
Interest rate and other swaps	56,698	22	307	58,030	217	221
Currency swaps	34	7	—	36	11	—
	56,732	29	307	58,066	228	221
Derivatives designated as cash flow hedges:
Interest rate swaps	26,876	—	—	93,353	11	42
Currency swaps	415	8	3	616	3	26
	27,291	8	3	93,969	14	68
Total derivative assets/liabilities - hedging	84,023	37	310	152,035	242	289
Total recognised derivative assets/liabilities	1,423,316	6,898	6,102	2,194,203	12,595	11,072

Schedule of Amount, Timing and Uncertainty of Future Cash Flows
Details of the Group’s hedging instruments are set out below:

	Maturity
The Group At 31 December 2021	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	34	34
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	283	1,684	15,631	105,666	24,460	147,724
Average fixed interest rate	2.21%	2.13%	0.94%	0.62%	1.87%
Cash flow hedges
Foreign exchange
Currency swap
Notional	31	117	325	98	—	571
Average EUR/GBP exchange rate	1.14	1.16	1.15	1.13	—
Average USD/GBP exchange rate	1.36	1.35	1.37	1.34	1.34
Interest rate
Interest rate swap
Notional	1,000	500	9,542	51,186	35,714	97,942
Average fixed interest rate	0.00%	0.17%	0.56%	0.88%	0.67%

	Maturity
The Group At 31 December 2020	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	36	36
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	6,032	6,031	37,531	116,487	19,877	185,958
Average fixed interest rate	2.01%	1.69%	1.49%	1.23%	2.07%
Cash flow hedges
Foreign exchange
Currency swap
Notional	28	102	408	941	2,551	4,030
Average USD/GBP exchange rate	1.30	1.31	1.30	1.32	1.32
Interest rate
Interest rate swap
Notional	5,026	11,449	41,348	164,893	94,060	316,776
Average fixed interest rate	1.09%	1.05%	1.18%	1.57%	2.36%
Details of the Bank’s hedging instruments are set out below:

	Maturity
The Bank At 31 December 2021	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	34	34
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	189	1,656	5,271	25,525	24,057	56,698
Average fixed interest rate	1.67%	2.09%	1.71%	1.65%	1.83%
Cash flow hedges
Foreign exchange
Currency swap
Notional	24	33	301	57	—	415
Average EUR/GBP exchange rate	—	—	1.16	1.16	—
Average USD/GBP exchange rate	1.36	1.35	1.37	1.33	—
Interest rate
Interest rate swap
Notional	—	—	8,571	10,115	8,190	26,876
Average fixed interest rate	—	—	0.56%	0.96%	0.74%

	Maturity
The Bank At 31 December 2020	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	—	—	—	—	36	36
Average fixed interest rate	—	—	—	—	1.28%
Average EUR/GBP exchange rate	—	—	—	—	1.38
Interest rate swap
Notional	2,421	489	3,386	31,239	20,495	58,030
Average fixed interest rate	1.94%	1.67%	2.13%	1.82%	1.89%
Cash flow hedges
Foreign exchange
Currency swap
Notional	25	130	296	165	—	616
Average EUR/GBP exchange rate	—	—	1.13	1.11	—
Average USD/GBP exchange rate	1.30	1.30	1.31	1.34	—
Interest rate
Interest rate swap
Notional	844	4,363	9,375	67,534	11,237	93,353
Average fixed interest rate	1.40%	1.07%	1.00%	1.47%	2.33%

Schedule of the Effects of Hedge Accounting on Swaps
The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
The Group At 31 December 2021	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	34	7	—	(2)
Interest rate swaps	147,724	41	307	1,887
Cash flow hedges
Foreign exchange
Currency swaps	571	7	8	(26)
Interest rate
Interest rate swaps	97,942	—	—	(2,444)

	Carrying amount of the hedging instrument
The Group At 31 December 2020	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	36	11	—	1
Interest rate swaps	185,958	336	255	(88)
Cash flow hedges
Foreign exchange
Currency swaps	4,030	37	73	(64)
Interest rate
Interest rate swaps	316,776	290	262	527
The carrying amounts of the Bank’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
The Bank At 31 December 2021	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	34	7	—	(2)
Interest rate swaps	56,698	22	307	(294)
Cash flow hedges
Foreign exchange
Currency swaps	415	8	3	(2)
Interest rate
Interest rate swaps	26,876	—	—	(548)

	Carrying amount of the hedging instrument
The Bank At 31 December 2020	Contract/ notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness
	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	36	11	—	1
Interest rate swaps	58,030	217	221	(226)
Cash flow hedges
Foreign exchange
Currency swaps	616	3	26	4
Interest rate
Interest rate swaps	93,353	11	42	130

Schedule of - the Effects of Hedge Accounting, Amounts Reclassified from Reserves to Income Statement
The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedging reserve
						Continuing hedges	Discontinued hedges
The Group At 31 December 2021	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	88,791	—	(872)	—	(2,081)
Fixed rate issuance[2]	—	33,128	—	411	1,149
Fixed rate borrowings[3]	—	—	—	—	—
Fixed rate bonds[4]	25,019	—	342	—	(758)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					5	(19)	17
Customer deposits[5]					21	—	—
Interest rate
Customer loans[1]					1,842	(711)	453
Central bank balances[6]					588	(235)	(109)
Customer deposits[5]					(89)	32	(85)

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedging reserve
						Continuing hedges	Discontinued hedges
The Group At 31 December 2020	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	125,183	—	661	—	355
Fixed rate issuance[2]	—	37,323	—	1,357	(179)
Fixed rate borrowings[3]	—	1,404	—	304	(184)
Fixed rate bonds[4]	24,111	—	1,178	—	641
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(8)	(40)	64
Customer deposits[5]					74	13	(41)
Interest rate
Customer loans[1]					(508)	1,918	(2)
Central bank balances[6]					(71)	19	270
Customer deposits[5]					38	(233)	97
1Included within loans and advances to customers.
2Included within debt securities in issue.
3Included within amounts due to fellow Lloyds Banking Group undertakings.
4Included within financial assets at fair value through other comprehensive income.
5Included within customer deposits.
6Included within cash and balances at central banks.
Gains and losses arising from hedge accounting are summarised as follows:

	Gain (loss) recognised in other comprehensive income[1]	Hedge ineffectiveness recognised in the income statement[2]	Amounts reclassified from reserves to income statement as:
The Group At 31 December 2021			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		206
Fixed rate issuance		(4)
Fixed rate borrowings		—
Fixed rate bonds		(7)
Cash flow hedges
Foreign exchange
Foreign currency issuance	(27)	—	(3)	(18)	Interest expense
Customer deposits	28	—	—	—	Interest expense
Interest rate
Customer loans	(2,173)	(42)	—	(454)	Interest income
Central bank balances	(633)	(17)	—	(134)	Interest income
Customer deposits	83	1	—	25	Interest expense

	Gain (loss) recognised in other comprehensive income[1]	Hedge ineffectiveness recognised in the income statement[2]	Amounts reclassified from reserves to income statement as:
The Group At 31 December 2020			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		571
Fixed rate issuance		(35)
Fixed rate borrowings		1
Fixed rate bonds		9
Cash flow hedges
Foreign exchange
Foreign currency issuance	(45)	—	(6)	(47)	Interest expense
Customer deposits	3	—	—	9	Interest expense
Interest rate
Customer loans	23	262	—	(633)	Interest income
Central bank balances	28	(3)	—	(95)	Interest income
Customer deposits	(27)	—	—	45	Interest expense
1Comprising the change in fair value of the hedging derivatives (a loss of £2,138 million; 2020: gain of £709 million) and the amounts reclassified from reserves to the income statement (negative £584 million; 2020: negative £727 million).
2Hedge ineffectiveness is included in the income statement within net trading income.
The Bank’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedging reserve
						Continuing hedges	Discontinued hedges
The Bank At 31 December 2021	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate issuance[1]	—	28,870	—	65	1,018
Fixed rate borrowings[2]	—	—	—	—	—
Fixed rate bonds[3]	24,358	—	344	—	(736)
Cash flow hedges
Foreign exchange
Foreign currency issuance[1]					2	(12)	(2)
Interest rate
Customer loans[4]					510	(117)	1,014
Central bank balances5					—	—	211
Customer deposits[6]					(42)	10	(67)

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment	Cash flow hedging reserve
						Continuing hedges	Discontinued hedges
The Bank At 31 December 2020	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate issuance[1]	—	32,044	—	793	(243)
Fixed rate borrowings[2]	—	1,404	—	304	(184)
Fixed rate bonds[3]	23,239	—	1,158	—	625
Cash flow hedges
Foreign exchange
Foreign currency issuance[1]					(4)	(49)	16
Interest rate
Customer loans[4]					(119)	1,486	281
Central bank balances[5]					—	—	324
Customer deposits[6]					15	(189)	3
1Included within debt securities in issue.
2Included within amounts due to fellow Lloyds Banking Group undertakings.
3Included within financial assets at fair value through other comprehensive income.
4Included within loans and advances to customers.
5Included within cash and balances at central banks.
6Included within customer deposits.
Gains and losses arising from hedge accounting are summarised as follows:

	Gain (loss) recognised in other comprehensive income[1]	Hedge ineffectiveness recognised in the income statement[2]	Amounts reclassified from reserves to income statement as:
The Bank At 31 December 2021			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		—
Fixed rate issuance		(7)
Fixed rate bonds		(7)
Fixed rate borrowings
Cash flow hedges
Foreign exchange
Foreign currency issuance	18	—	—	21	Interest expense
Interest rate
Customer loans	(871)	(26)	—	(325)	Interest income
Central bank balances	(113)	—	—	(113)	Interest income
Customer deposits	129	2	—	18	Interest expense

	Gain (loss) recognised in other comprehensive income[1]	Hedge ineffectiveness recognised in the income statement[2]	Amounts reclassified from reserves to income statement as:
The Bank At 31 December 2020			Hedged cash flows will no longer occur	Hedged item affected income statement	Income statement line item that includes reclassified amount
	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages		—
Fixed rate issuance		(35)
Fixed rate bonds		8
Fixed rate borrowings		—
Cash flow hedges
Foreign exchange
Foreign currency issuance	(1)	—	(1)	(4)	Interest expense
Interest rate
Customer loans	(166)	(31)	—	(324)	Interest income
Central bank balances	(111)	—	—	(60)	Interest income
Customer deposits	8	4	—	34	Interest expense
1Comprising the change in fair value of the hedging derivatives (a loss of £438 million; 2020: gain of £85 million) and the amounts reclassified from reserves to the income statement (negative £399 million; 2020: negative £355 million).
2Hedge ineffectiveness is included in the income statement within net trading income.